Contingent Liabilities - Additional Information (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Standby Letters of Credit [Member]
Line of Credit Facility [Line Items]
Loss contingency, range of possible loss, portion not accrued	$ 7.8
Bank Guaranties [Member]
Line of Credit Facility [Line Items]
Loss contingency, range of possible loss, portion not accrued	1.7
Surety Bonds [Member]
Line of Credit Facility [Line Items]
Loss contingency, range of possible loss, portion not accrued	$ 2.4